Expense Example	Feb. 24, 2025 USD ($)
Nicholas Fixed Income Alternative ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	5
Expense Example, with Redemption, 10 Years	1,166
Nicholas Global Equity and Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	$ 296